Pioneer Fund
Schedule of Investments  |  March 31, 2023

A: PIODX	C: PCODX	K: PIOKX	R: PIORX	Y: PYODX

Schedule of Investments  |  3/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 98.9% of Net Assets
	Air Freight & Logistics — 2.0%
694,204	United Parcel Service, Inc., Class B	$ 134,668,634
	Total Air Freight & Logistics	$134,668,634

	Banks — 8.5%
7,658,228	Citizens Financial Group, Inc.	$ 232,580,384
360,583	PNC Financial Services Group, Inc.	45,830,099
8,386,976	Truist Financial Corp.	285,995,882
	Total Banks	$564,406,365

	Biotechnology — 3.6%
166,322(a)	Regeneron Pharmaceuticals, Inc.	$ 136,661,798
322,904(a)	Vertex Pharmaceuticals, Inc.	101,737,363
	Total Biotechnology	$238,399,161

	Broadline Retail — 2.5%
1,639,834(a)	Amazon.com, Inc.	$ 169,378,454
	Total Broadline Retail	$169,378,454

	Capital Markets — 4.6%
943,536	CME Group, Inc.	$ 180,706,015
220,607	MSCI, Inc.	123,471,532
	Total Capital Markets	$304,177,547

	Chemicals — 1.3%
922,212	International Flavors & Fragrances, Inc.	$ 84,806,616
	Total Chemicals	$84,806,616

	Construction Materials — 3.7%
694,907	Martin Marietta Materials, Inc.	$ 246,733,679
	Total Construction Materials	$246,733,679

	Consumer Staples Distribution & Retail — 3.1%
410,933	Costco Wholesale Corp.	$ 204,180,280
	Total Consumer Staples Distribution & Retail	$204,180,280

	Electrical Equipment — 1.8%
417,457	Rockwell Automation, Inc.	$ 122,502,757
	Total Electrical Equipment	$122,502,757

	Energy Equipment & Services — 0.2%
243,345	Schlumberger, NV	$ 11,948,239
	Total Energy Equipment & Services	$11,948,239

1Pioneer Fund |  | 3/31/23

Shares		Value
	Entertainment — 4.4%
1,518,918	Electronic Arts, Inc.	$ 182,953,673
1,607,566(a)	Live Nation Entertainment, Inc.	112,529,620
	Total Entertainment	$295,483,293

	Financial Services — 1.4%
414,203	Visa, Inc., Class A	$ 93,386,208
	Total Financial Services	$93,386,208

	Ground Transportation — 0.8%
276,030	Union Pacific Corp.	$ 55,553,798
	Total Ground Transportation	$55,553,798

	Health Care Equipment & Supplies — 1.2%
983,925	Medtronic Plc	$ 79,324,033
	Total Health Care Equipment & Supplies	$79,324,033

	Health Care Providers & Services — 0.2%
27,352	UnitedHealth Group, Inc.	$ 12,926,282
	Total Health Care Providers & Services	$12,926,282

	Hotels, Restaurants & Leisure — 1.4%
1,190,130(a)	Planet Fitness, Inc., Class A	$ 92,437,397
	Total Hotels, Restaurants & Leisure	$92,437,397

	Interactive Media & Services — 3.5%
2,257,463(a)	Alphabet, Inc., Class A	$ 234,166,637
	Total Interactive Media & Services	$234,166,637

	IT Services — 1.6%
1,377,913(a)	Akamai Technologies, Inc.	$ 107,890,588
	Total IT Services	$107,890,588

	Life Sciences Tools & Services — 3.2%
477,221	Danaher Corp.	$ 120,278,781
165,766	Thermo Fisher Scientific, Inc.	95,542,549
	Total Life Sciences Tools & Services	$215,821,330

	Machinery — 3.0%
882,111	Caterpillar, Inc.	$ 201,862,281
	Total Machinery	$201,862,281

	Metals & Mining — 3.7%
1,117,309	BHP Group, Ltd. (A.D.R.)	$ 70,848,564
4,339,097	Freeport-McMoRan, Inc.	177,512,458
	Total Metals & Mining	$248,361,022

Pioneer Fund |  | 3/31/232

Schedule of Investments  |  3/31/23
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — 4.8%
428,281	Chevron Corp.	$ 69,878,328
2,198,264	EOG Resources, Inc.	251,987,002
	Total Oil, Gas & Consumable Fuels	$321,865,330

	Personal Care Products — 1.9%
526,733	Estee Lauder Cos., Inc., Class A	$ 129,818,615
	Total Personal Care Products	$129,818,615

	Pharmaceuticals — 4.1%
6,513,920(a)	Elanco Animal Health, Inc.	$ 61,230,848
612,528	Eli Lilly & Co.	210,354,366
	Total Pharmaceuticals	$271,585,214

	Semiconductors & Semiconductor Equipment — 13.0%
1,349,061(a)	Advanced Micro Devices, Inc.	$ 132,221,469
1,189,850	Analog Devices, Inc.	234,662,217
540,352	KLA Corp.	215,692,308
220,225	Lam Research Corp.	116,745,677
617,368	NVIDIA Corp.	171,486,309
	Total Semiconductors & Semiconductor Equipment	$870,807,980

	Software — 8.2%
470,235(a)	Adobe, Inc.	$ 181,214,462
1,275,217	Microsoft Corp.	367,645,061
	Total Software	$548,859,523

	Specialty Retail — 2.5%
557,596	Home Depot, Inc.	$ 164,557,732
	Total Specialty Retail	$164,557,732

	Technology Hardware, Storage & Peripherals — 6.2%
2,488,907	Apple, Inc.	$ 410,420,764
	Total Technology Hardware, Storage & Peripherals	$410,420,764

	Textiles, Apparel & Luxury Goods — 2.5%
1,346,848	NIKE, Inc., Class B	$ 165,177,439
	Total Textiles, Apparel & Luxury Goods	$165,177,439

	Total Common Stocks (Cost $5,159,387,143)	$6,601,507,198

3Pioneer Fund |  | 3/31/23

Shares		Value

	SHORT TERM INVESTMENTS — 1.3% of Net Assets
	Open-End Fund — 1.3%
86,387,818(b)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 86,387,818
		$86,387,818

	TOTAL SHORT TERM INVESTMENTS (Cost $86,387,818)	$86,387,818

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $5,245,774,961)	$6,687,895,016
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(11,707,983)
	net assets — 100.0%	$6,676,187,033

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$6,601,507,198	$—	$—	$6,601,507,198
Open-End Fund	86,387,818	—	—	86,387,818
Total Investments in Securities	$6,687,895,016	$—	$—	$6,687,895,016
During the period ended March 31, 2023, there were no transfers in or out of Level 3.
Pioneer Fund |  | 3/31/234